Accrued Liabilities (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Accrued wages and benefits	$ 60,988	$ 77,368
Accrued expenses relating to vendors and others	92,843	48,562
Interest	62,317	31,530
Other	19,631	3,436
Total accrued liabilities	$ 235,779	$ 160,896